Derivative Instruments	6 Months Ended
Jun. 30, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments
Derivative Instruments
Interest rate swap agreements

The Company uses derivative instruments in accordance with its overall risk management policies. The Company enters into interest rate swap agreements which exchange a receipt of floating interest for a payment of fixed interest to reduce the Company’s exposure to interest rate variability on its outstanding floating-rate debt. The Company has not designated, for accounting purposes, its interest rate swaps as cash flow hedges of its U.S. Dollar LIBOR-denominated borrowings.

As at June 30, 2019, the Company was committed to the following interest rate swap agreements:

	Interest Rate	Notional Amount	Fair Value / Carrying Amount of Asset	Remaining Term	Fixed Interest Rate
	Index	$	$	(years)	(%) (1)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swaps (2)	LIBOR	69,422	292	1.5	1.46
U.S. Dollar-denominated interest rate swaps	LIBOR	150,000	610	1.5	1.55
U.S. Dollar-denominated interest rate swaps	LIBOR	50,000	506	1.5	1.16

(1)	Excludes the margin the Company pays on its variable-rate debt, which, as of June 30, 2019, ranged from 0.30% to 3.50%.

(2)	Notional amount reduces quarterly.

The Company is potentially exposed to credit loss in the event of non-performance by the counterparty to the interest rate swap agreements in the event that the fair value results in an asset being recorded. In order to minimize counterparty risk, the Company only enters into interest rate swap agreements with counterparties that are rated A– or better by Standard & Poor’s or A3 or better by Moody’s at the time transactions are entered into.
Forward freight agreements
The Company uses forward freight agreements (or FFAs) in non-hedge-related transactions to increase or decrease its exposure to spot market rates, within defined limits. Net gains and losses from FFAs are recorded within realized and unrealized gain (loss) on derivative instruments in the Company's consolidated statements of loss.
The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Company’s consolidated balance sheets.

	Current portion of derivative assets	Derivative assets	Accounts receivable (Accrued liabilities)	Current portion of derivative liabilities
	$	$	$	$
As at June 30, 2019
Interest rate swap agreements	1,168	240	487	—
Forward freight agreements	61	—	—	—
	1,229	240	487	—

As at December 31, 2018
Interest rate swap agreements	2,905	2,973	422	—
Forward freight agreements	—	—	(3)	(57)
	2,905	2,973	419	(57)

Realized and unrealized gains (losses) relating to the interest rate swaps and FFAs are recognized in earnings and reported in realized and unrealized gain (loss) on derivative instruments in the Company’s consolidated statements of loss as follows:

	Three Months Ended			Three Months Ended
	June 30, 2019			June 30, 2018
	Realized gains (losses)	Unrealized (losses) gains	Total	Realized gains (losses)	Unrealized gains	Total
	$	$	$	$	$	$
Interest rate swap agreements	829	(2,699)	(1,870)	674	426	1,100
Forward freight agreements	(29)	121	92	(18)	34	16
	800	(2,578)	(1,778)	656	460	1,116

	Six Months Ended			Six Months Ended
	June 30, 2019			June 30, 2018
	Realized gains (losses)	Unrealized (losses) gains	Total	Realized gains (losses)	Unrealized gains	Total
	$	$	$	$	$	$
Interest rate swap agreements	1,783	(4,470)	(2,687)	864	3,249	4,113
Forward freight agreements	(42)	104	62	(18)	34	16
	1,741	(4,366)	(2,625)	846	3,283	4,129